Jones & Babson, Inc.
                                700 Karnes Blvd
                        Kansas City, Missouri  64108-3306




November 2, 1998


FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549
Attn: Filing Desk

Re:  D. L. Babson Tax-Free Income Fund, Inc.
     File Nos. 2-65489; 811-2948
     Post-Effective Amendment No. 25; Amendment No. 26
     CIK No. 313136

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 25/26 to the Registration Statement of D. L. Babson Tax-Free Income Fund, Inc. which was filed with the Securities and Exchange Commission electronically on October 23, 1998.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,
/s/Martin A. Cramer
Martin A. Cramer
Secretary